Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,461,896	$ 1,337,181	$ 610,245
Contract liabilities	96,469	87,290	17,072
Revenue | Unrelated Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			$ 71,361
Concentration risk, percentage			11.69%
Revenue | Volvo Cars
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			$ 107,948
Concentration risk, percentage			17.70%
Revenue | Customer One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 135,544
Concentration risk, percentage		10.14%
Revenue | Customer Two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 129,873
Concentration risk, percentage		9.71%
Sales generated obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	13,069	$ 24,702	$ 2,436
Deferred revenue - extended service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	40,792	23,680	8,967
Deferred revenue - connected services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	30,093	18,593	5,669
Deferred revenue - operating leases & other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	12,515	20,315	$ 0
Deferred Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,666	$ 4,648
Contract liabilities	$ 83,400